Derivative Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	$ (36,056)	$ 212,030	$ 34,148
Policy Acquisition Costs And Other Insurance Expenses	990,021	1,137,589	1,010,112
Interest credited	316,394	309,982	323,738
Interest Rate Swap [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	178,338	68,736	(160,716)
Future [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	(945)	(44,959)	(72,641)
Foreign Exchange Forward [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	1,675	3,387	2
Consumer Price Index Swap [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	1,821	962	2,234
Credit Default Swap [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	(63)	4,786	13,654
Equity [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	7,818	(3,006)	0
Embedded Derivatives In Modified Coinsurance Or Funds Withheld Arrangements [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	(87,236)	160,274	78,394
Embedded Derivatives In Indexed Annuity [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Policy Acquisition Costs And Other Insurance Expenses	(24,551)	6,457	7,137
Interest credited	(90,370)	(51,445)	(78,359)
Embedded Derivatives In Variable Annuity [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	$ (224,184)	$ (28,786)	$ 252,697